REDEEMABLE PREFERRED SHARES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Nov. 15, 2011
Preferred stock, shares authorized			100,000,000	100,000,000	100,000,000
Preferred stock, shares issued			9,891,800	9,891,800
Reversal of accrued dividends payable		$ 734,228
Class A Preferred Shares [Member]
Preferred stock, shares authorized					25,000,000
Cumulative cash dividend, percentage	10.00%
Stock Issued During Period, Shares, New Issues	1,000,000	7,863,855
Proceeds from Issuance of Private Placement	$ 1,000,000
Issuance of preferred shares upon conversion of note (shares)	1,027,945
Preferred stock, voting rights		The Class A Preferred Shares have voting rights (one vote per share) equal to those of the Company's common shares.
Preferred stock, redemption terms		At any time, the Company may redeem the Class A Preferred Shares for an amount equal to $1.00 per share plus the amount of any accrued and unpaid dividends thereon.
Preferred stock, redemption price (dollars per share)	$ 1.00	$ 1.00